Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [Abstract]
COMPREHENSIVE INCOME	$ 2,521	$ 466
Comprehensive income, attributable to owners of parent	2,490	443
Comprehensive income, attributable to non-controlling interests	31	23
NET EARNINGS	2,297	700
Items that will not be reclassified to net earnings:
Net actuarial gain on defined benefit plans	6	17
Net fair value loss on investments	(18)	55
Items that have been or may be subsequently reclassified to net earnings:
Gain on currency translation of foreign operations	212	(254)
Other	24	(52)
OTHER COMPREHENSIVE INCOME	224	(234)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	6	17
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	(18)	55
Gains (losses) on exchange differences on translation, net of tax	212	(254)
Other comprehensive income that have been or may be subsequently reclassified to net earnings as other	24	(52)
Net earnings	$ 2,297	$ 700